UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 50677
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ACUSPHERE INC                  	COM 	00511R870      212	25398	 SH 	      SOLE 	   	   25398
ALCOA INC                      	COM 	013817101      208	6000	 SH 	      SOLE 	   	   6000
AMERICAN INTL GROUP INC        	COM 	026874107      23949	335650	 SH 	      SOLE 	   	   335650
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      985	76957	 SH 	      SOLE 	   	   76957
ARGONAUT TECHNOLOGIES INC      	COM 	040175101      95	69583	 SH 	      SOLE 	   	   69583
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      554	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      251	3100	 SH 	      SOLE 	   	   3100
BIOGEN IDEC INC                	COM 	09062X103      302	5425	 SH 	      SOLE 	   	   5425
BRISTOL MYERS SQUIBB CO        	COM 	110122108      267	11000	 SH 	      SOLE 	   	   11000
BROCADE COMMUNICATIONS SYS INC 	COM 	111621108      193	28929	 SH 	      SOLE 	   	   28929
CHEVRONTEXACO CORP             	COM 	166764100      426	4850	 SH 	      SOLE 	   	   4850
CINERGY CORP                   	COM 	172474108      456	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      655	27850	 SH 	      SOLE 	   	   27850
CITIGROUP INC                  	COM 	172967101      1050	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      353	7025	 SH 	      SOLE 	   	   7025
DELL INC                       	COM 	24702R101      276	8200	 SH 	      SOLE 	   	   8200
DIGITAS INC                    	COM 	25388K104      845	82099	 SH 	      SOLE 	   	   82099
DU PONT E I DE NEMOURS + CO    	COM 	263534109      287	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      455	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      784	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      660	15880	 SH 	      SOLE 	   	   15880
FEDERAL NATL MTG ASSN          	COM 	313586109      446	6000	 SH 	      SOLE 	   	   6000
FPL GROUP INC                  	COM 	302571104      709	10600	 SH 	      SOLE 	   	   10600
GANNETT INC                    	COM 	364730101      652	7400	 SH 	      SOLE 	   	   7400
GENERAL ELEC CO                	COM 	369604103      851	27899	 SH 	      SOLE 	   	   27899
GENERAL MLS INC                	COM 	370334104      243	5200	 SH 	      SOLE 	   	   5200
GILLETTE CO                    	COM 	375766102      446	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      448	4000	 SH 	      SOLE 	   	   4000
INTEL CORP                     	COM 	458140100      358	13155	 SH 	      SOLE 	   	   13155
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      778	8475	 SH 	      SOLE 	   	   8475
INTERNATIONAL PAPER CO         	COM 	460146103      317	7500	 SH 	      SOLE 	   	   7500
IPASS INC                      	COM 	46261V108      2889	264298	 SH 	      SOLE 	   	   264298
JOHNSON + JOHNSON              	COM 	478160104      604	11900	 SH 	      SOLE 	   	   11900
LOWES COS INC                  	COM 	548661107      466	8300	 SH 	      SOLE 	   	   8300
LUCENT TECHNOLOGIES INC        	COM 	549463107      565	137350	 SH 	      SOLE 	   	   137350
MARSH + MCLENNAN COS INC       	COM 	571748102      440	9500	 SH 	      SOLE 	   	   9500
MEDTRONIC INC                  	COM 	585055106      221	4625	 SH 	      SOLE 	   	   4625
MICROSOFT CORP                 	COM 	594918104      849	34000	 SH 	      SOLE 	   	   34000
OMNICOM GROUP                  	COM 	681919106      305	3800	 SH 	      SOLE 	   	   3800
PEPSICO INC                    	COM 	713448108      726	13475	 SH 	      SOLE 	   	   13475
PFIZER INC                     	COM 	717081103      325	9275	 SH 	      SOLE 	   	   9275
PROCTER AND GAMBLE CO          	COM 	742718109      430	4100	 SH 	      SOLE 	   	   4100
SBC COMMUNICATIONS INC         	COM 	78387G103      341	13900	 SH 	      SOLE 	   	   13900
SCHLUMBERGER LTD               	COM 	806857108      300	4700 	 SH 	      SOLE 	   	   4700
STATE STREET CORPORATION       	COM 	857477103      739	14170	 SH 	      SOLE 	   	   14170
TEXAS INSTRS INC               	COM 	882508104      314	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      425	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      379	22500	 SH 	      SOLE 	   	   22500
UNITED TECHNOLOGIES CORP       	COM 	913017109      209	2425	 SH 	      SOLE 	   	   2425
WACHOVIA CORP 2ND NEW          	COM 	929903102      202	4300	 SH 	      SOLE 	   	   4300
WAL MART STORES INC            	COM 	931142103      467	7825	 SH 	      SOLE 	   	   7825
WYETH                          	COM 	983024100      561	14950	 SH 	      SOLE 	   	   14950
3M CO                          	COM 	88579Y101      409	5000	 SH 	      SOLE 	   	   5000

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